Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Schedule of trade and other receivables

	2021	2020
	€’000	€’000
Trade payables	1,029	1,777
Amounts owed to related parties (1)	801	—
Lease liability - current	389	—
Payroll taxes	149	—
Other	509	—
Trade and other payables	2,877	1,777